Fair Value Measurements (reconciliation of changes in fair value of net derivative assets and liabilities classified as Level 3) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fair Value Disclosures [Abstract]
Balance at beginning of period	$ 15,858	$ 26,703
Realized and unrealized gains (losses) included in earnings	(1,036)	(12,254)
Balance at end of period	14,822	14,449
Changes in unrealized gains (losses) relating to derivatives assets and liabilities still held at the end of the period	$ 1,036	$ 12,254